PROPERTY AND EQUIPMENT, NET (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2021 USD ($)
PROPERTY AND EQUIPMENT, NET
Finance lease right-of-use assets	₽ 18,058		₽ 3,858		$ 243.1
Total	182,519		129,169		2,456.8
Less: accumulated depreciation	(84,194)		(67,397)		(1,133.3)
Total property and equipment, net	98,325		61,772		1,323.5
Depreciation expenses related to property and equipment	18,162	$ 244.4	13,862	₽ 12,164
Servers and network equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	90,566		74,478		1,219.0
Land and buildings
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	18,893		18,587		254.3
Infrastructure systems
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	16,633		14,343		223.9
Office furniture and equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	9,180		5,847		123.6
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	3,284		3,087		44.2
Other equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	7,387		3,152		99.4
Assets not yet in use
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	18,518		5,817		249.3
Leasehold improvements assets not yet in use
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	₽ 325		₽ 85		$ 4.4